Subsequent Events (Details)		12 Months Ended
	Feb. 06, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares
Subsequent Events (Details) [Line Items]
Issuance of share units (in Shares) | shares		4,042,000	4,042,000
Exchange for the forgiveness		$ 1.1
Accrued interest		$ 4,446,200
Notes payable paid (in Dollars)			$ 50,000
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares) | shares	2,500,000
Price per share (in Dollars per share) | $ / shares	$ 0.9
Other offering expenses payable	$ 2,250,000